General	12 Months Ended
Jun. 30, 2017
General

1. General

Student Transportation Inc. (“STI” or the “Company”) is a corporation established under the laws of the Province of Ontario. STI together with its indirect subsidiary Student Transportation of America ULC (“STA ULC” and together with STI the “Issuer”), completed an Initial Public Offering (the “IPS Offering”) on December 21, 2004 through the issuance of income participating securities (“IPSs”). Each IPS consisted of one common share of STI and Cdn $3.847 principal amount of 14% subordinated notes of STA ULC (the “Subordinated Notes”). On December 21, 2009, the Company redeemed the remaining Subordinated Notes, originally issued as a component of the IPSs, as the final step in the process of converting from the IPS structure to a traditional common share structure. Following the redemption of the Subordinated Notes, STA ULC has been inactive. STI owns 100% of the common shares of both Student Transportation of America Holdings, Inc. (“STA Holdings”) and Parkview Transit. No other classes or series of shares of STA Holdings are currently outstanding.

STA Holdings, through its wholly owned subsidiary, Student Transportation of America, Inc. (“STA, Inc.”), combined with Parkview Transit, is the third largest provider of school bus transportation services in North America.

Historically the Company had two reportable segments, a transportation segment and an oil and gas segment. The oil and gas segment represented the Company’s investments as a non-operator in oil and gas interests. The Company completed the sale of its oil and gas interests in June 2017.